Long-term debt (Details) (Formula) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Long-term debt
Current portion of long-term debt	CAD 1,489	CAD 1,442
Total non-current portion of long-term debt	9,448	8,985
Total	CAD 10,937	CAD 10,427